3. BASIS OF PREPARATION	12 Months Ended
Dec. 31, 2020
Basis Of Preparation
BASIS OF PREPARATION

NOTE 3: BASIS OF PREPARATION

These Consolidated Financial Statements have been prepared in accordance with IFRS issued by IASB and have been approved for issue by the Board of Directors dated March 10, 2021. Significant accounting policies adopted in the preparation of these Consolidated Financial Statements are described in Note 4, which have been consistently applied.

These accounting policies have been applied consistently by all Group companies.

On account of the execution of the contract for the sale of the 51% interest in Edenor (see detail in Note 5.3.1), comparative results corresponding to the electricity distribution segment have been disclosed under “Discontinued operations” in the statement of comprehensive income.

Figures corresponding to commercial interest presented in comparative form have been reclassified from Financial income to Other operating income to maintain consistency with this period’s figures in accordance with the change of policy detailed in Note 4.

The Company adopted the U.S. dollar as its functional currency commencing on January 1, 2019; therefore, previous comparative figures have been restated in terms of the measuring unit current as of December 31, 2018 in accordance with IAS 29 — “Financial reporting in hyperinflationary economies”, since the Peso was the Company’s functional currency up to that date.

Additionally, other not significant reclassifications have been made to those financial statements to keep the consistency in the presentation with the amounts of the current year.